Note 2 - Fixed Assets	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Fixed Assets	Fixed assets at September 30, 2011and December 31, 2010 are as follows:
	2011	2010
Autos	$0	$18,747
Office Equipment	8,375	7,565
Less: Accumulated Depreciation	(8,125)	(21,215)
Total Fixed Assets	$250	$5,097
.. Depreciation expense for the nine months ended September 30, 2011 and 2010 was $3,342 and $3,846, respectively. The Company purchased $810 of computer equipment in 2011. The Company disposed of $18,747 of assets in 2011 for cash of $4,813 generating a gain on the sale of $419.